OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Operating Profit (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Disclosure of operating segments [line items]
Segment operating income (loss)	$ 537.1	[1]	$ 480.6
Operating segments
Disclosure of operating segments [line items]
Segment operating income (loss)	$ 537.1		$ 480.6

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.